Segment disclosure (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 191,157	$ 183,228
North America from Canada [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	91.00%	91.00%
Percentage of North America's net interests	78.00%	80.00%
Two royalty/stream interests [Member]
Disclosure of operating segments [line items]
Revenues	$ 100,600
Percentage of entity's revenue	53.00%
Three royalty/stream interests [Member]
Disclosure of operating segments [line items]
Revenues		$ 108,400
Percentage of entity's revenue		59.00%
One royalty interest [Member]
Disclosure of operating segments [line items]
Revenues	$ 78,300	$ 66,700
Precious metals [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	94.00%	90.00%
Diamonds [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue		10.00%